Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2020 USD ($)
Deferred Tax Assets:
Accrued expenses	$ 573,153
Transactions costs	85,727
State credits	738,134
Net operating loss carryforwards	18,984
Total deferred tax assets	1,415,997
Deferred Tax Liabilities
Amortization and depreciation	(6,738,591)
Deferred revenue	(195,241)
Total deferred tax liabilities	(6,933,831)
Less: Valuation allowance	(554,267)
Net deferred tax asset (liability)	$ (6,072,101)